Label	Element	Value
Rainwater Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RAINWATER EQUITY ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainwater Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that invests in companies that Rainwater Equity, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are well positioned to generate durable growth and led by management teams that are focused on growing cash flow over the long term. The Fund will seek to invest globally across all market capitalizations (i.e., large-, mid-, and small- capitalization), although the Sub-Adviser expects the portfolio will consist primarily of mid- and large-capitalization companies from developed market countries, including the United States. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities. The Fund defines “equity securities” to include common stock, preferred stock, and depositary receipts. The Fund may, from time to time, have significant exposure to one or more sectors of the market. The Fund’s portfolio typically will be comprised of concentrated positions in particular companies (i.e., individual positions will frequently exceed 5% and may exceed 10% of the Fund’s net assets).
The Sub-Adviser’s investment process is designed to identify businesses in which the Sub-Adviser has a high degree of conviction associated with their revenue and cash flow trajectory. The Sub-Adviser generally seeks companies with a high degree of recurring revenue (i.e., revenue from repeat customers or purchases). The Sub-Adviser also looks to invest in companies that are led by management teams that have a track record of generating strong business results and prudently allocating shareholder capital to deliver attractive returns.
At times, the Fund may invest in initial public offerings (“IPOs”) of equity securities. An IPO is a company’s first offering of stock to the public. The Fund may, at times, invest in other ETFs that invest in equity or fixed income securities.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.
The Sub-Adviser may sell an investment if the investment thesis has been impaired (i.e., the Sub-Adviser’s view of the company has changed for the negative), there were changes to the fundamental operations of a company (e.g., an acquisition or recapitalization), changes to the business model or management team, or if the Sub-Adviser finds a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities. The Fund defines “equity securities” to include common stock, preferred stock, and depositary receipts.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://rainwateretf.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://rainwateretf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Rainwater Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Rainwater Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Rainwater Equity ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Rainwater Equity ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Rainwater Equity ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Rainwater Equity ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Rainwater Equity ETF | Risk Of Investing In The U.S Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Rainwater Equity ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
•Depositary Receipt Risk. An underlying security’s investments in foreign companies may be in the form of depositary receipts, including American Depositary Receipts (“ADRs”). ADRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. Investment in ADRs may be more or less liquid than the underlying shares in their primary trading market. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. In general, ADRs must be sponsored, but an underlying security may invest in unsponsored ADRs. And underlying security’s investments may also include ADRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).
Rainwater Equity ETF | Foreign Investment Risk, Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. An underlying security’s investments in foreign companies may be in the form of depositary receipts, including American Depositary Receipts (“ADRs”). ADRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. Investment in ADRs may be more or less liquid than the underlying shares in their primary trading market. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. In general, ADRs must be sponsored, but an underlying security may invest in unsponsored ADRs. And underlying security’s investments may also include ADRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).
Rainwater Equity ETF | Developed Countries Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism, and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.

Rainwater Equity ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Rainwater Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Rainwater Equity ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Rainwater Equity ETF | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also faces greater risks of non-payment, as it may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt.
Rainwater Equity ETF | Risk Of Investing In Other ETFs Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Rainwater Equity ETF | Initial Public Offering (“IPO”) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Initial Public Offering (“IPO”) Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. IPO shares are subject to investment risk and liquidity risk.

Rainwater Equity ETF | Fixed Income Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Risks. The Fund will be subject to fixed income securities risk through its investments in other ETFs.
•Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
•Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.

Rainwater Equity ETF | Fixed Income Securities Risks, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
Rainwater Equity ETF | Fixed Income Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.
Rainwater Equity ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Rainwater Equity ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Rainwater Equity ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Rainwater Equity ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Rainwater Equity ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Rainwater Equity ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
•Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Rainwater Equity ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Rainwater Equity ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Rainwater Equity ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors do not have an operating history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Rainwater Equity ETF | New Sub-Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Sub-Adviser Risk. The Fund’s portfolio manager previously managed a mutual fund and ETF at another firm; however, the Sub-Adviser is a newly-formed entity that has not previously been the adviser or sub-adviser to an ETF, which may create additional risks for the Fund. In addition, although the Sub-Adviser has retained third-party vendors to perform certain functions (e.g., compliance services and operations), employs a single individual, and has limited resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated.
Rainwater Equity ETF | Rainwater Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397

[1]	Other Expenses are estimated for the current fiscal year.